COMMON STOCK TRANSACTIONS	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
Common Stock Transactions
COMMON STOCK TRANSACTIONS

NOTE 7 - COMMON STOCK TRANSACTIONS

On October 12, 2021, we entered into a Stock Purchase Agreement (the “SPA”) with Reddington Partners LLC, a California limited liability company (“Reddington”) providing for the purchase of a total of 5,114,475 of our common stock, on a post-split basis, for total cash consideration of $400,000. Reddington purchased in two tranches on October 12, 2021 and March 15, 2022. Pursuant to the SPA, each of four stockholders (the “Principal Stockholders”) entered into a Voting Agreement with Reddington (the “Voting Agreements”).

The sale of the first tranche of 21,136,250 shares of our common stock, on a pre-split basis, was consummated on October 12, 2021 (the “First Closing”). At the First Closing, the Principal Stockholders entered into the Voting Agreements with Reddington, covering an aggregate of 4,434,240 shares of our common stock, on a pre-split basis. As a result of these transactions, Reddington obtained ownership or voting power over a total of 25,570,490 shares of our common stock, on a pre-split basis, constituting approximately 51.8% of our total outstanding shares. Accordingly, Reddington became the majority stockholder of the Company.

Pursuant to the SPA, the Company effectuated a 1-for 50 reverse stock split on March 11, 2022 (the “Reverse Split”). Accordingly, on a post-split basis, the shares purchased in connection with the First Closing resulted in Reddington owning 422,725 shares of our common stock. As set forth in the SPA, Reddington then purchased from us on March 15, 2022, an additional 4,691,750 shares of our common stock, on a post-split basis (the “Second Closing”). After the issuance thereof Reddington owned 5,114,475 shares of our common stock, or approximately 90% of our total shares of common stock outstanding. As of the Second Closing, the Voting Agreements terminated.

The cumulative purchase price for both tranches of shares of our common stock was $400,000. At the First Closing, Reddington paid the Company $200,000, $100,000 of which was required to be applied to the payment of our accrued and unpaid liabilities as of the First Closing date, and $100,000 of which was for working capital purposes. The remaining $200,000 was deposited to an escrow account with an independent escrow agent (the “Escrow Account”). At the Second Closing, if the $100,000 designated to pay for accrued and unpaid liabilities was not sufficient, funds from the Escrow Account were to be used to pay the remainder of such liabilities. At the Second Closing, Reddington paid us an additional $200,000. Pursuant to the SPA, any funds remaining after the payment of the accrued and unpaid liabilities, if any, and all funds in the Escrow Account, were to be combined and used solely for a special one-time cash distribution (the “Special Distribution”) by us, through a paying agent reasonably satisfactory to Reddington, to only our stockholders of record as of October 11, 2021, net of any costs associated with making the Special Distribution. Reddington and its Affiliates expressly waived any right to participate in the Special Distribution.

Our Board of Directors declared a cash distribution to stockholders pursuant to the terms and conditions of the SPA. The cash distribution of approximately $141,000, or $0.25 per share, was paid on September 22, 2022, to stockholders of record as of March 15, 2022.

On February 14, 2023, GK Partners exercised a portion of its warrant for 115,000 shares. The exercise price was $1.00 per share for total proceeds of $115,000.

On February 23, 2023, pursuant to the Contribution Agreement by and among the Company, Nordicus, GK Partners, Henrik Rouf and Life Science Power House ApS (“LSPH”), the Company issued 2,500,000 shares of the common stock (Note 1).

COMMON STOCK TRANSACTIONS

NOTE 6 - COMMON STOCK TRANSACTIONS

On June 26, 2023, GK Partners exercised a portion of its warrant for 25,000 shares. The exercise price was $1.00 per share for total proceeds to the Company of $25,000. As of June 30, 2023, the shares have not yet been issued by the transfer agent and are shown as common stock to be issued. On July 26, 2023, GK Partners exercised a portion of its warrant for 25,000 shares for total proceeds to the Company of $25,000. On August 24, 2023, GK Partners exercised a portion of its warrant for 30,000 shares for total proceeds to the Company of $30,000.

On June 20, 2023, the Company and GK Partners ApS entered into a Stock Purchase and Sale Agreement (the “Agreement”), under which the Seller sold to the Company 5,000,000 restricted shares of common stock of Myson, Inc. In exchange, the Company issued 2,500,000 restricted shares of its common stock to GK Partners. The shares were valued at $1,750,000, using  $0.70 per share, the closing stock price on the last business day before the agreement. As there is little to no trading of either company the Company used the $1.00 price of the recently issued and exercised warrants to value the shares.